SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Metal sales	$ 7,051.1	$ 5,148.8
Cost of sales
Production cost of sales	2,346.4	2,197.1
Depreciation, depletion and amortization	1,105.0	1,147.5
Impairment (reversal) charge	(116.1)	(74.1)
Total cost of sales	3,335.3	3,270.5
Gross profit	3,715.8	1,878.3
Other operating (income) expense	93.9	14.0
Exploration and business development	204.4	197.8
General and administrative	139.9	126.2
Operating earnings	3,277.6	1,540.3
Other (expense) income - net	(24.6)	14.3
Finance income	73.0	18.2
Finance expense	(131.3)	(91.4)
Earnings before tax	3,194.7	1,481.4
Capital expenditures	1,264.2	1,246.1
Property, plant and equipment	8,289.4	7,968.6
Total assets	12,411.1	10,865.6
Operating segments | Tasiast
Revenue
Metal sales	1,665.9	1,456.5
Cost of sales
Production cost of sales	430.2	415.4
Depreciation, depletion and amortization	277.9	357.1
Total cost of sales	708.1	772.5
Gross profit	957.8	684.0
Other operating (income) expense	43.3	(21.6)
Exploration and business development	26.8	9.6
Operating earnings	887.7	696.0
Capital expenditures	394.4	377.4
Property, plant and equipment	2,398.4	2,305.5
Total assets	3,122.3	3,059.0
Operating segments | Paracatu
Revenue
Metal sales	2,058.1	1,258.9
Cost of sales
Production cost of sales	587.1	548.6
Depreciation, depletion and amortization	229.0	189.3
Total cost of sales	816.1	737.9
Gross profit	1,242.0	521.0
Other operating (income) expense	(7.5)	7.5
Exploration and business development	6.6	7.9
Operating earnings	1,242.9	505.6
Capital expenditures	189.2	142.0
Property, plant and equipment	1,600.8	1,600.1
Total assets	2,248.8	2,028.1
Operating segments | La Coipa
Revenue
Metal sales	824.9	573.3
Cost of sales
Production cost of sales	284.2	231.3
Depreciation, depletion and amortization	145.2	118.3
Total cost of sales	429.4	349.6
Gross profit	395.5	223.7
Other operating (income) expense	18.6	9.6
Exploration and business development	12.2	3.3
Operating earnings	364.7	210.8
Capital expenditures	103.6	74.9
Property, plant and equipment	292.3	359.9
Total assets	750.2	511.1
Operating segments | Fort Knox
Revenue
Metal sales	1,408.6	912.5
Cost of sales
Production cost of sales	558.6	452.5
Depreciation, depletion and amortization	223.9	140.9
Total cost of sales	782.5	593.4
Gross profit	626.1	319.1
Other operating (income) expense	17.6	0.5
Exploration and business development	16.2	11.6
Operating earnings	592.3	307.0
Capital expenditures	154.4	332.6
Property, plant and equipment	978.4	1,079.6
Total assets	1,662.8	1,649.7
Operating segments | Round Mountain
Revenue
Metal sales	489.6	506.8
Cost of sales
Production cost of sales	273.8	328.3
Depreciation, depletion and amortization	80.7	193.2
Impairment (reversal) charge		(74.1)
Total cost of sales	354.5	447.4
Gross profit	135.1	59.4
Other operating (income) expense	(55.4)	(9.7)
Exploration and business development	32.4	54.1
Operating earnings	158.1	15.0
Capital expenditures	150.6	143.1
Property, plant and equipment	466.7	396.3
Total assets	728.1	688.5
Operating segments | Bald Mountain
Revenue
Metal sales	604.0	438.2
Cost of sales
Production cost of sales	212.5	220.3
Depreciation, depletion and amortization	142.4	143.0
Total cost of sales	354.9	363.3
Gross profit	249.1	74.9
Other operating (income) expense	4.0	0.9
Exploration and business development	5.8	6.0
Operating earnings	239.3	68.0
Capital expenditures	139.2	59.4
Property, plant and equipment	246.1	168.9
Total assets	412.1	423.9
Non-operating segments | Great Bear
Cost of sales
Depreciation, depletion and amortization	0.6	0.5
Total cost of sales	0.6	0.5
Gross profit	(0.6)	(0.5)
Other operating (income) expense	8.4	6.2
Exploration and business development	16.9	37.1
Operating earnings	(25.9)	(43.8)
Capital expenditures	108.5	103.9
Property, plant and equipment	1,707.4	1,595.2
Total assets	1,713.9	1,596.4
Non-operating segments | Corporate and other
Revenue
Metal sales		2.6
Cost of sales
Production cost of sales		0.7
Depreciation, depletion and amortization	5.3	5.2
Impairment (reversal) charge	(116.1)
Total cost of sales	(110.8)	5.9
Gross profit	110.8	(3.3)
Other operating (income) expense	64.9	20.6
Exploration and business development	87.5	68.2
General and administrative	139.9	126.2
Operating earnings	(181.5)	(218.3)
Capital expenditures	24.3	12.8
Property, plant and equipment	599.3	463.1
Total assets	1,772.9	908.9
Non-operating segments | Corporate and other | Maricunga
Revenue
Metal sales	0.0	2.6
Cost of sales
Operating earnings	$ (6.5)	$ (8.6)